Deferred tax assets and liabilities - Schedule of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 62,827	$ 11,223	$ 2,682
Set-off of deferred tax assets pursuant to set-off provisions	(18,121)	(5,427)
Net deferred tax liabilities	44,706	5,796	0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	44,706	5,796	1,625
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	14,315	1,621	1,057
Unrealized foreign exchange gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 3,806	$ 3,806	$ 0